Assets pledged and collateral (Tables)	12 Months Ended
Dec. 31, 2016
Assets pledged and collateral	Assets pledged
end of	2016	2015
Assets pledged (CHF million)
Total assets pledged or assigned as collateral	122,805	137,330
of which encumbered	83,473	91,278

Fair value of collateral received with the right to sell or repledge	Collateral
end of	2016	2015
Collateral (CHF million)
Fair value of collateral received with the right to sell or repledge	402,690	422,269
of which sold or repledged	167,487	186,132

Schedule of Other Assets Pledged and Collateral
Other information
end of	2016	2015
Other information (CHF million)
Cash and securities restricted under foreign banking regulations	27,590	24,592
Swiss National Bank required minimum liquidity reserves	2,001	2,014

Bank
Assets pledged and collateral	Assets pledged
end of	2016	2015
Assets pledged (CHF million)
Total assets pledged or assigned as collateral	116,030	130,983
of which encumbered	83,473	91,278

Fair value of collateral received with the right to sell or repledge	Collateral
end of	2016	2015
Collateral (CHF million)
Fair value of collateral received with the right to sell or repledge	402,690	422,659
of which sold or repledged	167,493	186,298

Schedule of Other Assets Pledged and Collateral
Other information
end of	2016	2015
Other information (CHF million)
Cash and securities restricted under foreign banking regulations	27,590	24,592
Swiss National Bank required minimum liquidity reserves	1,873	1,890